Federated Hermes International Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.53%	4.10%		4.80%
Class IS and R6 Shares [Member] | MSCI ACWI ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	7.14%
Class IS and R6 Shares [Member] | MSCI ACWI ex USA Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.07%	3.43%	7.15%
Class IS and R6 Shares [Member] | Morningstar Foreign Large Growth Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.08%	3.63%	7.09%
Class IS and R6 Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent		6.48%	4.57%	8.28%
Performance Inception Date				Feb. 29, 2016
Class IS and R6 Shares [Member] | IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	3.89%	7.32%
Class IS and R6 Shares [Member] | IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.89%	3.58%	6.61%
Class IS and R6 Shares [Member] | R6
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	4.59%	8.29%
Performance Inception Date				Feb. 29, 2016

[1]	The MSCI All Country World (ACWI) ex USA Index, an unmanaged index capturing larger, mid- and small-cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries.
[2]	The MSCI All Country World (ACWI) ex USA Growth Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S. and frontier markets.
[3]	Morningstar figures represent the average of the total returns reported by all mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.